Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR's exercisable				0
SARS granted	55,000		0
Exercise payment of SRAs, per unit	14.54
Aggregate deferred payments		$ 6	$ 6
SARs settlement expense		57	57
Aggregate dividends		18	18
Compensation expense			6
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SRAs	14,322,219	0	0
Exercise payment of SRAs, Value		$ 64	$ 64